Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2018	2017
Furniture and fixtures	$35,407	$35,407
Computers and office equipment	138,897	138,897
Lab equipment	818,267	820,507
	992,571	994,811
Less accumulated depreciation	(902,260)	(821,925)
Property and equipment, net	$90,311	$172,886